GENERAL INFORMATION (Details Narrative) $ in Thousands						12 Months Ended
	May 05, 2018	Mar. 13, 2018	Jan. 22, 2018 shares	Nov. 20, 2017	Apr. 02, 2016	Dec. 31, 2018 USD ($) Employee shares	Dec. 31, 2017 shares	Dec. 23, 2018 shares	Feb. 05, 2018 shares	Jan. 24, 2018 shares	Dec. 11, 2017 shares	Dec. 31, 2016 shares	Aug. 18, 2016 shares
Disclosure of subsidiaries [line items]
Number of revised authorized shares capital stock						606,874,525	608,374,525					608,374,525
Number of average employees | Employee						41,097
Number of employees | Employee						41,170
Sale value | $						$ 29,466
Administrative Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee						6,380
Maintenance Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee						4,928
Operations Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee						13,391
Cockpit Crew [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee						4,169
Cabin Crew [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee						9,196
Sales Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee						3,106
Cueto Group [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest holding by controlling shareholder						27.91%
1451 Registered Shareholders [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital in form of ADRs						2.45%
Common/Ordinary Shares [Member]
Disclosure of subsidiaries [line items]
Number of shares subscribed and paid capital						606,407,693	606,407,693
Number of shares issued													61,316,424
Number of shares placed						60,849,592						60,849,592
Number of revised authorized shares capital stock						606,874,525
Number of shares pending of subscription and payment						466,832
Number of shares for subscription and payment expired						30,499,685		30,499,685
Andes Airport Services S.A. [Member]
Disclosure of subsidiaries [line items]
Sale value | $						$ 39,108
Rampas Andes Airport Services S.A. [Member]
Disclosure of subsidiaries [line items]
Sale value | $						$ 8,624
TEP Chile S.A [Member]
Disclosure of subsidiaries [line items]
Maximum percentage of voting rights						51.00%
Number of voting shares hold						938
LATAM Airlines Group S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership chages for capital increase						100.00%
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Number of balances shares for placement of the last capital increase									200,000,000	449,000,000	210,000,000
TAM S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
Disclosure of subsidiaries [line items]
Percentage of economic rights						99.9983%
Percentage of rights politicians product						49.00%
Maximum percentage of voting rights						49.00%
Number of voting shares hold						901
TAM S.A. and Subsidiaries [Member] | Multiplus Corretora de Seguros Ltda [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership					99.99%
TAM S.A. and Subsidiaries [Member] | Multiplus Corretora de Seguros Ltda [Member] | Prismah Fidelidade Ltda [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership						99.99%
Lan Pax Group S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Number of shares placed			17,717
Percentage of equity ownership	100.00%		96.2207%
Percentage of ownership chages for capital increase			3.7792%
Inversiones Lan S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership						99.2012%
Number of shares acquired						5,319
Peuco Finance Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership							100.00%
Inmobiliaria Aeronautica S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership		100.00%		100.00%